Segmental Reporting (Details) - Schedule of group’s other income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segmental Reporting (Details) - Schedule of group’s other income [Line Items]
Sublicense income	$ 750
UK [Member]
Segmental Reporting (Details) - Schedule of group’s other income [Line Items]
Sublicense income	750
USA [Member]
Segmental Reporting (Details) - Schedule of group’s other income [Line Items]
Sublicense income